Sohu.com Limited Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sohu.com Limited's outstanding shares

	Number of Outstanding Shares As of December 31,
	2018	2019	2020
Balance, beginning of year	38,898	39,229	39,269
Issuance:	331	40	37

Balance, end of year	39,229	39,269	39,306

Sohu 2018 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share option activity

Options	Number Of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (1) (in thousands)
Outstanding as of January 1, 2020	128	$0.001		$
Granted	112	0.001
Exercised	(43)	0.001
Forfeited or expired	0

Outstanding as of December 31, 2020	197	0.001	6.09		3,147

Vested as of December 31, 2020	197	0.001	6.09		3,147

Exercisable as of December 31, 2020	197	0.001	6.09		3,147

Note (1): The aggregated intrinsic value in the preceding table represents the difference between Sohu’s closing ADS price of $15.94 on December 31, 2020 and the nominal exercise price of the options.
Sogou 2010 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share option activity

Options	Number Of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (1) (in thousands)
Outstanding as of January 1, 2020	7,162	$0.377	4.45	$
Granted	1,099	0.001
Exercised	(4,233)	0.426
Forfeited or expired	(132)	0.001

Outstanding as of December 31, 2020	3,896	0.232	4.38		30,850

Vested as of December 31, 2020 and expected to vest thereafter	3,395	0.266	4.46		26,767

Exercisable as of December 31, 2020	1,570	0.001	5.77		12,794

Note (1): The aggregate intrinsic values in the preceding table represent the difference between Sogou’s closing price of $8.15 per Sogou ADS (each representing one Sogou Class A Ordinary Share) on December 31, 2020 and the exercise prices of the share options.

Summary of categories of share options

	Contractually Granted	Granted (For Purposes of Share- based Compensation Expense)	Vested and Exercisable	Exercised
Performance-based options	30,912	29,169	28,761	27,772
Service-based options	1,888	1,888	1,410	829
IPO-based options	7,250	7,250	5,810	5,810

Total	40,050	38,307	35,981	34,411

Stock option assumptions

Assumptions Adopted	2018	2019	2020
Average risk-free interest rate	3.36%~3.51%	2.60%~2.86%	1.21%~1.66%
Exercise multiple	2	2~3	2~3
Expected forfeiture rate (post-vesting)	12%	0%~12%	0%
Weighted average expected option life	9	7	4
Volatility rate	40%~46%	36%~41%	38%~44%
Dividend yield	0%	0%	0%
Weighted average fair value of share options	12.26	4.05	4.48

Sogou 2017 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share option activity

Options	Number Of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (1) (in thousands)
Outstanding as of January 1, 2020	798	$0.001	8.90	$
Granted	425	0.001
Exercised	(142)	0.001
Forfeited or expired	(222)	0.001

Outstanding as of December 31, 2020	859	0.001	8.51		7,000

Vested as of December 31, 2020 and expected to vest thereafter	680	0.001	8.46		5,541

Exercisable as of December 31, 2020	178	0.001	7.95		1,451

Note (1): The aggregate intrinsic value in the preceding table represents the difference between the closing price of $8.15 per Sogou ADS (each representing one Class A Ordinary Share) on December 31, 2020 and the exercise prices of the share options.
Summary of categories of share options

	Contractually Granted	Granted (For Purposes of Share- based Compensation Expense)	Vested and Exercisable	Exercised
Performance-based options	192	55	44	17
Service-based options	994	994	324	173

Total	1,186	1,049	368	190

Stock option assumptions

Assumptions Adopted	2018	2019	2020
Average risk-free interest rate	3.41%~3.95%	2.37%~3.45%	1.20%~2.47%
Exercise multiple	2	2~3	2~3
Expected forfeiture rate (post-vesting)	12%	0%~12%	0%~12%
Weighted average expected option life	10	10	9
Volatility rate	40%~46%	41%~42%	39%~42%
Dividend yield	0%	0%	0%
Weighted average fair value of share options	10.09	4.87	4.95

Sohu Management Sogou Share Option Arrangement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share option activity

	Number Of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (1) (in thousands)
Outstanding as of January 1, 2020	9	$0.001	5.38	$
Granted	0
Exercised	0
Forfeited or expired	0

Outstanding as of December 31, 2020	9	0.001	4.38		73

Vested as of December 31, 2020	9	0.001	4.38		73

Exercisable as of December 31, 2020	9	0.001	4.38		73

Note (1): The aggregate intrinsic values in the preceding table represent the difference between the closing price of $8.15 per Sogou ADS (each representing one Class A Ordinary Share) on December 31, 2020 and the exercise prices of the options.
Summary of categories of share options

	Contractually Granted	Granted (For Purposes of Share- based Compensation Expense)	Vested and Exercisable	Exercised
Performance-based options	8,290	8,290	8,290	8,290
Service-based options	15	15	15	6

Total	8,305	8,305	8,305	8,296

Sohu Video Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option assumptions

Assumptions Adopted	2019	2020
Average risk-free interest rate	2.44%	1.11%
Exercise multiple	2.8	2.8
Expected forfeiture rate (post-vesting)	14%	5%
Weighted average expected option life	2.0	1.0
Volatility rate	53.9%	57.3%
Dividend yield	0	0
Fair value	0.35	0.21